Nature of the Business and Summary of Significant Accounting Policies (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	11,783,328	11,296,214	11,664,769	11,658,692
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	549,204	150,090	368,645	159,171
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	3,107,000	3,269,000	3,269,000	3,273,000
Stock Appreciation Rights [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	1,455,000	1,455,000	1,455,000	1,455,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Common Shares Issuable	6,672,124	6,422,124	6,572,124	6,771,521